Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Asset Fund
Entity Central Index Key	0000783898
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002943
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class AAA
Trading Symbol	GABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	10,080	10,742	10,721
6/16	9,948	11,171	11,202
6/17	11,445	13,170	13,672
6/18	12,687	15,063	15,908
6/19	13,404	16,632	17,855
6/20	12,563	17,881	17,759
6/21	18,109	25,175	24,214
6/22	15,633	22,501	22,021
6/23	18,006	26,910	25,154
6/24	18,897	33,519	29,196

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	1.96%	4.94%	7.11%	6.57%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,616,747,600
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 8,347,481
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,616,747,600 Number of Portfolio Holdings477 Portfolio Turnover Rate2% Management Fees$8,347,481
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002942
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class C
Trading Symbol	GATCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$106	2.11%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class C	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	9,905	10,742	10,721
6/16	9,607	11,171	11,202
6/17	10,873	13,170	13,672
6/18	11,854	15,063	15,908
6/19	12,313	16,632	17,855
6/20	11,337	17,881	17,759
6/21	16,110	25,175	24,214
6/22	13,670	22,501	22,021
6/23	15,490	26,910	25,154
6/24	15,979	33,519	29,196

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	0.57%	3.15%	6.31%	5.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,616,747,600
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 8,347,481
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,616,747,600 Number of Portfolio Holdings477 Portfolio Turnover Rate2% Management Fees$8,347,481
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034307
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class I
Trading Symbol	GABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	10,106	10,742	10,721
6/16	9,999	11,171	11,202
6/17	11,532	13,170	13,672
6/18	12,815	15,063	15,908
6/19	13,573	16,632	17,855
6/20	12,753	17,881	17,759
6/21	18,430	25,175	24,214
6/22	15,951	22,501	22,021
6/23	18,419	26,910	25,154
6/24	19,379	33,519	29,196

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	2.09%	5.21%	7.38%	6.84%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,616,747,600
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 8,347,481
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,616,747,600 Number of Portfolio Holdings477 Portfolio Turnover Rate2% Management Fees$8,347,481
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002940
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class A
Trading Symbol	GATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class A	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	9,501	10,742	10,721
6/16	9,949	11,171	11,202
6/17	11,446	13,170	13,672
6/18	12,689	15,063	15,908
6/19	13,405	16,632	17,855
6/20	12,565	17,881	17,759
6/21	18,112	25,175	24,214
6/22	15,638	22,501	22,021
6/23	18,010	26,910	25,154
6/24	18,902	33,519	29,196

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	(3.91)%	(1.08)%	5.85%	5.94%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,616,747,600
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 8,347,481
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,616,747,600 Number of Portfolio Holdings477 Portfolio Turnover Rate2% Management Fees$8,347,481
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com